Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details 3) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Debt securities held	$ 24	$ 325
EUR
Statement [line items]
Debt securities held	13	12
JPY
Statement [line items]
Debt securities held	$ 11	11
USD
Statement [line items]
Debt securities held		$ 302